September 3, 2020

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

Ladies and Gentlemen:

We have transmitted to contract owners the semiannual reports for the period ended June 30, 2020 for the investment companies listed on Attachment 1 in which Annuity Investors Variable Account C invests.

Annuity Investors Life Insurance Company understands that the listed investment companies have filed these reports with the Commission under separate cover.

If you have any questions about this filing, please contact John Domaschko at 513.412.1401.

Sincerely,

/s/ John P. Gruber
John P. Gruber Senior Vice President

Attachment 1—List of Underlying Portfolios

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148676

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148459

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148444

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148940

Annuity Investors Variable Account C, Registration Nos. 811-21095 and 333-148387

1940 Act Number

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	811-07452
• Invesco Oppenheimer V.I. Capital Appreciation Fund/VA—Series II Shares
• Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund – Series II Shares • Invesco Oppenheimer V.I. Global Fund/VA—Series II Shares
• Invesco Oppenheimer V.I. Main Street Fund®/VA—Series II Shares
• Invesco Oppenheimer V.I. Main Street Small Cap Fund®/VA—Series II Shares
• Invesco V.I. American Value Fund—Series I Shares
• Invesco V.I. Comstock Fund—Series I Shares
• Invesco V.I. Global Real Estate Fund—Series II Shares
• Invesco V.I. International Growth Fund—Series II Shares
• Invesco V.I. Mid Cap Core Equity Fund—Series II Shares
• Invesco V.I. Small Cap Equity Fund—Series I Shares

ALPS Variable Investment Trust	811-21987
• Morningstar Balanced ETF Asset Allocation Portfolio—Class II Shares
• Morningstar Conservative ETF Asset Allocation Portfolio—Class II Shares
• Morningstar Growth ETF Asset Allocation Portfolio—Class II Shares
• Morningstar Income and Growth ETF Asset Allocation Portfolio—Class II Shares

American Century® Variable Portfolios, Inc.	811-05188
• VP Capital Appreciation Fund—Class I Shares
• VP Large Company Value Fund—Class II Shares
• VP Mid Cap Value Fund—Class II Shares

BNY Mellon Stock Index Fund, Inc.—Service Shares	811-05719

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Service Shares	811-07044

BNY Mellon Investment Portfolio	811-08673
• MidCap Stock Portfolio

BNY Mellon Variable Investment Fund	811-05125
• Government Money Market Portfolio

Deutsche DWS Variable Series II	811-05002
• DWS International Growth VIP-Class A Shares
• DWS Small Mid Cap Value VIP—Class B Shares

Franklin Templeton Variable Insurance Products Trust	811-05583
• Franklin Mutual Global Discovery VIP Fund—Class 2 Shares
• Franklin Mutual Shares VIP Fund—Class 2 Shares
• Franklin Small Cap Value VIP Fund—Class 2 Shares
• Franklin U.S. Government Securities VIP Fund—Class 2 Shares
• Templeton Foreign VIP Fund—Class 2 Shares
• Templeton Global Bond VIP Fund—Class 2 Shares

Janus Aspen Series	811-07736
• Janus Henderson VIT Balanced Portfolio—Service Shares
• Janus Henderson VIT Enterprise Portfolio—Service Shares
• Janus Henderson VIT Overseas Portfolio—Service Shares
• Janus Henderson VIT Research Portfolio—Service Shares

1940 Act Number

Morgan Stanley Variable Insurance Fund, Inc.	811-07607
• Core Plus Fixed Income Portfolio-Class I Shares
• Discovery Portfolio—Class I Shares

Neuberger Berman Advisers Management Trust	811-04255
• Sustainable Equity Portfolio—Class S Shares

PIMCO Variable Insurance Trust	811-08399
• PIMCO High Yield Portfolio—Administrative Class
• PIMCO Real Return Portfolio—Administrative Class
• PIMCO Total Return Portfolio—Administrative Class

Wilshire Variable Insurance Trust	811-07917
• Wilshire Global Allocation Fund

AB Variable Products Series Fund, Inc.	811-05398
• AB International Value Portfolio—Class B Shares (closed)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	811-07452
• Invesco Oppenheimer V.I. Conservative Balanced Fund/VA—Series II Shares (closed)

Calamos Advisors Trust	811-09237
• Calamos Growth and Income Portfolio (closed)

Davis Variable Account Fund, Inc.	811-09293
• Davis Value Portfolio (closed)